Accrued Expenses - Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities Current [Abstract]
Employee compensation and benefits	$ 1,882	$ 1,880	$ 1,274
Current portion of contract termination obligations	538	1,274
Research and development and professional expenses	2,964	1,174	396
Deferred income taxes, net			30
Accrued expenses	$ 5,384	$ 4,328	$ 1,700